Financial Instrument Risk Management (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Instrument Risk Management [Abstract]
Bad debt expense	$ (11,919)	$ 14,357	$ (65,389)
Unrestricted cash	6,235,670	7,070,925
Current liabilities	$ 1,021,000	$ 4,859,000
Foreign exchange risk, description	As the Company operates in Germany it holds a portion of its cash balances in Euro to approximate between three to twelve months estimated operating needs. The remainder of the Company’s cash is held in U.S. Dollars, the Company’s reporting currency, which is also the currency of the Company’s largest cash outlays over the next twenty-four months.